UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
January 31, 2005

		Market
		Value
	Shares	(000)

COMMON STOCKS (92.4%)

Auto & Transportation (3.9%)
J.B. Hunt Transport Services, Inc.	667,400	$29,446
* Yellow Roadway Corp.	451,600	25,570
* Landstar System, Inc.	711,920	24,761
CNF Inc.	498,000	23,361
* Swift Transportation Co., Inc.	1,044,172	23,285
* AMR Corp.	2,282,900	19,633
Polaris Industries, Inc.	258,901	17,476
Heartland Express, Inc.	812,940	17,267
Visteon Corp.	2,005,300	14,879
C.H. Robinson Worldwide, Inc.	282,300	14,538
* EGL, Inc.	461,885	13,963
Knight Transportation, Inc.	517,100	12,721
Tidewater Inc.	304,500	11,802
Oshkosh Truck Corp.	160,300	11,764
Winnebago Industries, Inc.	300,600	10,368
Thor Industries, Inc.	291,500	10,071
* AirTran Holdings, Inc.	1,071,700	9,152
UTI Worldwide, Inc.	119,825	8,254
* The Goodyear Tire & Rubber Co.	528,400	8,158
* Tenneco Automotive, Inc.	414,500	6,690
* General Maritime Corp.	136,200	6,252
* Wabash National Corp.	235,100	5,967
Overseas Shipholding Group Inc.	87,800	4,900
* ExpressJet Holdings, Inc.	434,500	4,793
* Old Dominion Freight Line, Inc.	135,500	4,790
* Forward Air Corp.	110,621	4,714
* Mesa Air Group Inc.	521,200	3,841
Dana Corp.	202,800	3,218
Florida East Coast Industries, Inc. Class A	68,500	2,950
Superior Industries International, Inc.	100,000	2,517
Arkansas Best Corp.	41,900	1,683
* Aftermarket Technology Corp.	95,661	1,402
* Delta Air Lines, Inc.	249,225	1,343
* Genesee & Wyoming Inc. Class A	14,300	361

		361,890

Consumer Discretionary (22.6%)
MSC Industrial Direct Co., Inc. Class A	1,395,834	48,324
* Urban Outfitters, Inc.	1,129,000	47,497
American Eagle Outfitters, Inc.	922,900	46,883
Foot Locker, Inc.	1,654,200	44,531
* MPS Group, Inc.	2,846,920	32,142
* ValueClick, Inc.	2,295,462	30,369
* Quiksilver, Inc.	989,700	29,562
Catalina Marketing Corp.	1,108,600	28,491
The Corporate Executive Board Co.	421,645	26,943
* CoStar Group, Inc.	619,600	26,612
Station Casinos, Inc.	427,640	26,300
* Pacific Sunwear of California, Inc.	1,056,425	25,872
Abercrombie & Fitch Co.	497,390	24,929
Claire's Stores, Inc.	1,164,200	24,017
* Getty Images, Inc.	344,300	23,998
* Take-Two Interactive Software, Inc.	608,200	21,439
* Fossil, Inc.	767,050	21,401
* ITT Educational Services, Inc.	406,500	19,967
* Hibbett Sporting Goods, Inc.	768,650	19,831
The Brink's Co.	559,900	19,826
* Electronics Boutique Holdings Corp.	542,535	19,038
* O'Reilly Automotive, Inc.	403,900	18,470
* California Pizza Kitchen, Inc.	724,788	18,417
* Lamar Advertising Co. Class A	425,770	18,300
* InfoSpace, Inc.	387,090	18,275
* Rare Hospitality International Inc.	577,950	18,205
* Hot Topic, Inc.	936,500	18,149
* Education Management Corp.	554,840	17,722
* Labor Ready, Inc.	1,098,128	17,394
Fastenal Co.	288,000	17,317
* Penn National Gaming, Inc.	263,025	17,252
* CEC Entertainment Inc.	439,950	17,220
* Timberland Co.	260,400	17,119
* Helen of Troy Ltd.	517,900	16,552
ADVO, Inc.	446,700	16,430
Borders Group, Inc.	620,000	16,275
Manpower Inc.	332,675	16,185
* Argosy Gaming Co.	348,400	16,093
* Korn/Ferry International	804,318	15,869
* Guess ?, Inc.	1,087,600	15,444
Techtronic Industries Co. Ltd. ADR	1,367,400	15,296
Boyd Gaming Corp.	382,500	15,224
* Central European Distribution Corp.	456,900	15,009
* Copart, Inc.	645,398	14,831
Applebee's International, Inc.	526,373	14,665
* LodgeNet Entertainment Corp.	799,800	14,436
* Aztar Corp.	446,350	14,386
* Ask Jeeves, Inc.	498,915	14,149
Fred's, Inc.	855,000	14,082
* Harris Interactive Inc.	1,879,000	14,017
EMI Group PLC	2,753,100	13,748
Nu Skin Enterprises, Inc.	586,300	13,708
* Aeropostale, Inc.	489,650	13,607
* Men's Wearhouse, Inc.	407,900	13,571
Furniture Brands International Inc.	557,400	13,210
* United Natural Foods, Inc.	415,137	13,122
* Chico's FAS, Inc.	247,000	13,012
Ruby Tuesday, Inc.	510,700	12,992
* Playboy Enterprises, Inc. Class B	1,037,000	12,963
Phillips-Van Heusen Corp.	475,400	12,936
* Coinstar, Inc.	498,600	12,465
Hilton Hotels Corp.	557,460	12,403
Mandalay Resort Group	170,200	12,016
* Wireless Facilities, Inc.	1,379,700	11,755
Michaels Stores, Inc.	381,900	11,743
* Insight Enterprises, Inc.	599,385	11,598
* DiamondCluster International, Inc.	773,100	11,562
* Navigant Consulting, Inc.	472,600	11,309
* Sonic Corp.	340,093	10,829
Astro All Asia Networks PLC	7,458,300	10,795
Movie Gallery, Inc.	513,686	10,762
bebe stores, inc	410,625	10,639
Outback Steakhouse	228,600	10,527
* iVillage Inc.	1,720,400	10,340
Regis Corp.	257,400	10,270
* Genesco, Inc.	348,800	10,094
* R.H. Donnelley Corp.	169,300	10,023
* Insight Communications Co., Inc.	961,500	9,721
* West Corp.	289,759	9,675
Finish Line, Inc.	473,500	9,612
* Jack in the Box Inc.	274,600	9,496
* Scientific Games Corp.	368,735	9,484
* Tech Data Corp.	223,200	9,381
Intrawest Corp.	477,800	9,293
K-Swiss, Inc.	301,795	9,129
* PETCO Animal Supplies, Inc.	239,275	9,085
* (1)Hollywood Media Corp.	1,825,023	8,997
* Global Imaging Systems, Inc.	250,278	8,957
* Shuffle Master, Inc.	307,350	8,950
The Marcus Corp.	357,600	8,911
* A.C. Moore Arts & Crafts, Inc.	320,000	8,813
* World Co. Ltd.	238,200	8,680
The Neiman Marcus Group, Inc. Class A	129,600	8,670
SCP Pool Corp.	290,800	8,643
* Resources Global Professionals	169,300	8,636
* Earthlink, Inc.	859,400	8,620
* Charles River Associates Inc.	194,400	8,449
* Tuesday Morning Corp.	290,000	8,332
* CKE Restaurants Inc.	574,200	8,326
Sabre Holdings Corp.	393,200	8,297
* Brinker International, Inc.	213,100	8,015
* Red Robin Gourmet Burgers	168,542	7,964
CDW Corp.	135,670	7,937
* Wynn Resorts Ltd.	119,965	7,865
* Papa John's International, Inc.	242,578	7,804
* Caesars Entertainment, Inc.	403,300	7,796
* Dick's Sporting Goods, Inc.	228,600	7,772
* The Warnaco Group, Inc.	357,100	7,717
* Barnes & Noble, Inc.	221,399	7,240
* Gaylord Entertainment Co.	183,300	7,195
Darden Restaurants Inc.	242,700	7,174
Jackson Hewitt Tax Service Inc.	306,500	6,829
Ameristar Casinos, Inc.	155,691	6,808
* ProQuest Co.	215,600	6,796
* Columbia Sportswear Co.	122,500	6,722
* Priceline.com, Inc.	294,415	6,651
Matthews International Corp.	191,442	6,645
* Heidrick & Struggles International, Inc.	200,325	6,621
* TiVo Inc.	1,647,100	6,605
* The Advisory Board Co.	185,100	6,599
* Iron Mountain, Inc.	232,700	6,562
* Waste Connections, Inc.	205,400	6,462
* CSK Auto Corp.	400,000	6,308
* Rent-A-Center, Inc.	255,300	6,252
* Pinnacle Entertainment, Inc.	336,400	6,072
* The Children's Place Retail Stores, Inc.	159,203	6,040
Aramark Corp. Class B	231,900	6,027
* DoubleClick Inc.	721,100	5,884
* Bright Horizons Family Solutions, Inc.	100,000	5,860
* ChoicePoint Inc.	126,945	5,839
* Cabela's Inc.	273,000	5,801
* Radio One, Inc. Class D	365,415	5,737
* United Online, Inc.	518,621	5,591
* THQ Inc.	246,800	5,491
Aaron Rents, Inc. Class B	258,175	5,484
* Vertrue Inc.	140,700	5,279
* WMS Industries, Inc.	168,025	5,266
* Monster Worldwide Inc.	165,800	5,188
Chemed Corp.	71,810	5,143
* The Yankee Candle Co., Inc.	155,600	5,097
* GameStop Corp.	266,000	5,078
* Laureate Education Inc.	112,157	4,975
* Activision, Inc.	216,057	4,883
Tupperware Corp.	237,100	4,768
Pier 1 Imports Inc.	266,200	4,714
* Ventiv Health, Inc.	199,400	4,664
Sinclair Broadcast Group, Inc.	561,720	4,623
* Jarden Corp.	100,300	4,614
PETsMART, Inc.	151,210	4,571
Harte-Hanks, Inc.	170,800	4,518
Hollinger International, Inc.	309,600	4,511
Maytag Corp.	283,200	4,449
* Dollar Tree Stores, Inc.	163,200	4,444
CBRL Group, Inc.	106,589	4,382
* BJ's Wholesale Club, Inc.	149,900	4,289
* CNET Networks, Inc.	386,596	4,253
* Isle of Capri Casinos, Inc.	166,900	4,243
* Jos. A. Bank Clothiers, Inc.	145,225	4,168
* aQuantive, Inc.	448,928	4,162
Robert Half International, Inc.	137,150	4,161
Blyth, Inc.	129,400	4,064
* Valassis Communications, Inc.	117,000	3,972
* United Stationers, Inc.	90,300	3,920
* VeriSign, Inc.	148,425	3,835
* Too Inc.	139,400	3,786
The Stanley Works	78,800	3,748
Ethan Allen Interiors, Inc.	105,200	3,707
* Advance Auto Parts, Inc.	84,500	3,642
* Convergys Corp.	248,100	3,545
* Autobytel Inc.	608,900	3,398
Grey Global Group Inc.	3,100	3,379
American Woodmark Corp.	79,600	3,302
* Coldwater Creek Inc.	118,800	3,241
* Teletech Holdings Inc.	291,307	3,094
Kenneth Cole Productions, Inc.	113,600	3,032
Blockbuster Inc. Class A	330,600	3,028
* Wesco International, Inc.	89,100	3,011
Christopher & Banks Corp.	168,600	2,996
The Nautilus Group, Inc.	137,950	2,887
* Skechers U.S.A., Inc.	194,318	2,847
* Stage Stores, Inc.	69,719	2,756
* Emmis Communications, Inc.	154,361	2,712
Pre-Paid Legal Services, Inc.	71,895	2,669
* MAXIMUS, Inc.	87,300	2,626
* Stein Mart, Inc.	131,600	2,596
* Marvel Enterprises Inc.	143,500	2,563
Reader's Digest Association, Inc.	156,900	2,529
Ross Stores, Inc.	84,800	2,427
* The Sports Authority, Inc.	95,000	2,410
* Central Garden and Pet Co.	58,730	2,407
* The Cheesecake Factory	74,100	2,399
Polo Ralph Lauren Corp.	61,510	2,396
Harrah's Entertainment, Inc.	37,515	2,372
Gevity HR, Inc.	114,000	2,348
* J. Jill Group, Inc.	158,100	2,286
* infoUSA Inc.	217,128	2,265
The Topps Co., Inc.	211,900	2,106
Oakley, Inc.	161,200	2,068
* Deckers Outdoor Corp.	49,800	1,931
* RC2 Corp.	66,400	1,922
* AMN Healthcare Services, Inc.	133,172	1,908
Big 5 Sporting Goods Corp.	67,935	1,860
* Steven Madden, Ltd.	93,400	1,793
* Brightpoint, Inc.	91,250	1,634
* Steiner Leisure Ltd.	51,074	1,584
John Wiley & Sons Class A	47,000	1,582
* Amerco, Inc.	34,700	1,578
* Multimedia Games Inc.	177,000	1,559
* MTR Gaming Group Inc.	126,000	1,502
* NetFlix.com, Inc.	126,300	1,452
* GameStop Corp. Class B	70,142	1,361
* The Dress Barn, Inc.	67,400	1,290
* Service Corp. International	168,400	1,162
* Journal Register Co.	64,000	1,160
* Charter Communications, Inc.	714,400	1,150
* Elizabeth Arden, Inc.	48,100	1,139
* Gartner, Inc. Class B	92,087	1,024
* Salem Communications Corp.	42,900	954
* Hollywood Entertainment Corp.	57,400	810
Strayer Education, Inc.	6,644	713
* PRIMEDIA Inc.	141,200	548
Harman International Industries, Inc.	4,000	487
* Corinthian Colleges, Inc.	23,400	450
* Beasley Broadcast Group, Inc.	9,800	162
Advanced Marketing Services	15,200	141
* Zale Corp.	5,200	138

		2,104,882

Consumer Staples (0.5%)
* Constellation Brands, Inc. Class A	151,900	7,887
Sanderson Farms, Inc.	166,900	7,295
Adolph Coors Co. Class B	90,500	6,751
PepsiAmericas, Inc.	248,200	5,274
* 7-Eleven, Inc.	202,200	4,822
* NBTY, Inc.	152,300	4,170
* Rite Aid Corp.	1,123,900	3,979
Pilgrim's Pride Corp.	106,300	3,716
Church & Dwight, Inc.	52,050	1,792
* Boston Beer Co., Inc. Class A	73,700	1,741

		47,427

Financial Services (10.6%)
* Alliance Data Systems Corp.	1,124,845	48,841
* The First Marblehead Corp.	458,380	29,488
* CheckFree Corp.	734,300	28,638
SEI Investments Co.	761,900	28,465
Legg Mason Inc.	336,520	25,989
Ryder System, Inc.	550,500	25,075
* Providian Financial Corp.	1,367,600	22,812
Cash America International Inc.	736,700	21,070
* La Quinta Corp. REIT	2,280,650	19,819
Global Payments Inc.	339,755	19,465
Jefferies Group, Inc.	494,400	19,282
* Affiliated Managers Group, Inc.	301,110	19,093
Cullen/Frost Bankers, Inc.	403,200	18,934
Avalonbay Communities, Inc. REIT	276,000	18,470
* Investment Technology Group, Inc.	923,500	18,387
* Euronet Worldwide, Inc.	737,600	17,739
IndyMac Bancorp, Inc.	477,000	17,630
* Ocwen Financial Corp.	1,883,777	16,200
* S1 Corp.	1,941,577	16,047
Westcorp, Inc.	350,500	15,972
City National Corp.	226,400	15,800
* BISYS Group, Inc.	1,012,369	15,560
Redwood Trust, Inc. REIT	268,200	15,196
Brown & Brown, Inc.	340,000	14,708
Reinsurance Group of America, Inc.	297,500	13,988
Regency Centers Corp. REIT	281,500	13,906
Fremont General Corp.	533,000	13,053
* Accredited Home Lenders Holding Co.	261,692	12,713
* CapitalSource Inc.	517,575	12,220
Assured Guaranty Ltd.	681,000	11,986
* CB Richard Ellis Group, Inc.	338,250	11,835
* Silicon Valley Bancshares	264,619	11,548
* E*Trade Financial Corp.	731,010	10,051
American Capital Strategies, Ltd.	293,465	9,978
The Chicago Mercantile Exchange	46,500	9,974
FactSet Research Systems Inc.	185,400	9,900
Eaton Vance Corp.	387,660	9,703
East West Bancorp, Inc.	245,900	9,575
* The Dun & Bradstreet Corp.	149,400	8,680
Bank of Hawaii Corp.	172,500	8,264
Friedman, Billings, Ramsey Group, Inc. REIT	409,300	8,055
Catellus Development Corp. REIT	293,600	7,874
UCBH Holdings, Inc.	174,077	7,672
The Phoenix Cos., Inc.	586,800	7,669
TCF Financial Corp.	262,300	7,373
John H. Harland Co.	199,600	7,265
Flagstar Bancorp, Inc.	317,100	6,665
GATX Corp.	221,400	6,593
* CompuCredit Corp.	218,300	6,256
Federated Investors, Inc.	212,400	6,240
* Nelnet, Inc.	201,900	6,097
Arthur J. Gallagher & Co.	204,500	6,063
New Century REIT, Inc.	98,300	5,887
Protective Life Corp.	142,000	5,845
Certegy, Inc.	162,400	5,684
Zenith National Insurance Corp.	119,900	5,668
* Arch Capital Group Ltd.	146,800	5,392
Investors Financial Services Corp.	105,900	5,338
Student Loan Corp.	29,500	5,329
AmerUs Group Co.	112,000	4,992
Boston Private Financial Holdings, Inc.	174,350	4,854
Associated Banc-Corp	142,500	4,707
* WellChoice Inc.	86,255	4,591
WFS Financial, Inc.	91,765	4,584
Jack Henry & Associates Inc.	218,000	4,532
* Kronos, Inc.	83,690	4,500
Gold Banc Corp., Inc.	310,200	4,482
People's Bank	117,600	4,355
* United Rentals, Inc.	255,800	4,351
Equifax, Inc.	146,900	4,157
* Conseco, Inc.	217,475	4,143
Financial Federal Corp.	118,600	4,092
Host Marriott Corp. REIT	251,880	4,030
* AmeriCredit Corp.	159,400	3,913
Calamos Asset Management, Inc.	154,075	3,892
First Industrial Realty Trust REIT	99,300	3,885
* iPayment Holdings, Inc.	82,243	3,862
* Ohio Casualty Corp.	163,000	3,747
* BankUnited Financial Corp.	126,000	3,677
* Sterling Financial Corp.	97,716	3,664
First BanCorp Puerto Rico	66,400	3,592
Independent Bank Corp. (MI)	113,415	3,490
* Signature Bank	113,125	3,442
Bank of the Ozarks, Inc.	97,700	3,292
* Digital Insight Corp.	194,900	3,239
* eFunds Corp.	143,800	3,207
W Holding Co., Inc.	244,800	3,192
Greater Bay Bancorp	116,900	3,188
Cousins Properties, Inc. REIT	105,100	3,183
Inland Real Estate Corp. REIT	180,719	2,742
Southwest Bancorporation of Texas, Inc.	134,400	2,657
Hudson United Bancorp	71,400	2,625
* Alleghany Corp.	9,800	2,611
* Encore Capital Group, Inc.	118,803	2,387
Westamerica Bancorporation	42,500	2,207
* Advance America Cash Advance Centers Inc.	98,575	2,198
International Bancshares Corp.	56,192	2,152
Apartment Investment & Management Co. Class A REIT	59,800	2,147
Umpqua Holdings Corp.	88,200	2,141
* Piper Jaffray Cos., Inc.	53,800	2,129
Commercial Capital Bancorp, Inc.	104,700	2,082
Equity Lifestyle Properties, Inc. REIT	55,100	1,889
* Triad Guaranty, Inc.	34,700	1,878
Bristol West Holdings, Inc.	93,400	1,826
HCC Insurance Holdings, Inc.	54,700	1,798
McGrath RentCorp	41,700	1,791
* Danielson Holdings Corp.	216,500	1,769
Irwin Financial Corp.	71,000	1,739
PrivateBancorp, Inc.	46,100	1,507
National Financial Partners Corp.	38,400	1,500
StanCorp Financial Group, Inc.	15,100	1,284
Old Second Bancorp, Inc.	34,800	1,103
* Universal American Financial Corp.	71,600	1,091
Hanmi Financial Corp.	29,300	1,041
Waddell & Reed Financial, Inc.	45,900	1,004
Fidelity Bankshares, Inc.	35,550	956
Global Signal, Inc. REIT	35,900	933
LaSalle Hotel Properties REIT	29,700	901
MoneyGram International, Inc.	44,200	857
Scottish Re Group Ltd.	37,000	854
* optionsXpress Holdings Inc.	39,100	793
* FelCor Lodging Trust, Inc. REIT	50,400	704
CVB Financial Corp.	30,125	584
* Interactive Data Corp.	26,400	563
NewAlliance Bancshares, Inc.	32,300	480

		984,777

Health Care (18.0%)
Bausch & Lomb, Inc.	748,700	54,573
Cooper Cos., Inc.	547,994	42,031
* Humana Inc.	1,155,900	39,613
* Charles River Laboratories, Inc.	738,728	35,001
* Covance, Inc.	747,065	31,750
* Advanced Medical Optics, Inc.	697,815	29,790
* CONMED Corp.	1,004,200	29,172
* Triad Hospitals, Inc.	634,266	25,808
* Human Genome Sciences, Inc.	2,151,000	25,704
* Beverly Enterprises, Inc.	2,034,400	24,881
* PacifiCare Health Systems, Inc.	394,900	24,298
* Amylin Pharmaceuticals, Inc.	1,052,600	23,589
* Biogen Idec Inc.	360,000	23,386
* Protein Design Labs, Inc.	1,155,700	23,310
DENTSPLY International Inc.	412,450	23,126
Arrow International, Inc.	674,028	21,630
* Eon Labs, Inc.	818,455	21,002
* DaVita, Inc.	493,054	20,689
* Matria Healthcare, Inc.	450,600	20,669
* Affymetrix, Inc.	498,100	20,502
Manor Care, Inc.	587,000	20,281
* Dade Behring Holdings Inc.	351,900	20,111
Mentor Corp.	635,000	19,882
* Renal Care Group, Inc.	520,275	19,854
* IDEXX Laboratories Corp.	335,298	19,451
* Henry Schein, Inc.	281,600	19,166
* Abgenix, Inc.	2,139,800	18,787
* Pharmaceutical Product Development, Inc.	451,496	18,715
* LifePoint Hospitals, Inc.	465,400	17,592
* Coventry Health Care Inc.	371,021	21,110
* Impax Laboratories, Inc.	1,004,565	17,223
* Salix Pharmaceuticals, Ltd.	1,095,514	16,487
* Kissei Pharmaceutical Co., Ltd.	805,000	16,340
* IDX Systems Corp.	510,500	15,836
* Cerner Corp.	299,788	14,914
* Martek Biosciences Corp.	277,965	14,682
* Respironics, Inc.	252,853	14,640
* Intuitive Surgical, Inc.	358,154	14,290
* Watson Pharmaceuticals, Inc.	475,000	14,169
Hogy Medical Co., Ltd.	311,500	14,152
* Sybron Dental Specialties, Inc.	367,775	13,887
* Kindred Healthcare, Inc.	505,600	13,849
* AMERIGROUP Corp.	332,000	13,649
* Sierra Health Services, Inc.	248,100	13,628
* Zymogenetics, Inc.	658,200	13,592
* MGI Pharma, Inc.	596,325	13,531
* Techne Corp.	370,393	12,916
* Kinetic Concepts, Inc.	197,900	12,864
* ICOS Corp.	493,100	12,342
* Transkaryotic Therapies, Inc.	508,400	12,191
* Immucor Inc.	394,562	12,079
* United Therapeutics Corp.	280,103	11,952
* Chattem, Inc.	327,390	11,809
* First Horizon Pharmaceutical Corp.	634,688	11,348
* Cephalon, Inc.	225,200	11,080
* Gen-Probe Inc.	223,400	10,904
* Biosite Inc.	186,800	10,834
IMS Health, Inc.	457,200	10,689
* Telik, Inc.	555,918	10,574
* Cambridge Antibody Technology Group	713,000	10,410
* Lincare Holdings, Inc.	247,400	10,267
* Serologicals Corp.	432,875	10,233
* CV Therapeutics, Inc.	491,300	10,126
Invacare Corp.	215,901	10,048
* Bruker BioSciences Corp.	2,776,200	10,008
* Pediatrix Medical Group, Inc.	148,600	9,925
* Millennium Pharmaceuticals, Inc.	1,030,800	9,494
* Andrx Group	433,000	9,457
* Kensey Nash Corp.	290,534	9,381
* NPS Pharmaceuticals Inc.	554,000	9,141
Select Medical Corp.	515,400	9,138
* Sepracor Inc.	159,700	9,132
* Nektar Therapeutics	540,900	9,114
Beckman Coulter, Inc.	134,335	9,000
Medicis Pharmaceutical Corp.	236,500	8,538
* VCA Antech, Inc.	456,300	8,464
PolyMedica Corp.	222,200	8,317
* Kyphon Inc.	299,680	8,232
* ResMed Inc.	158,500	8,131
* American Healthways Inc.	259,100	8,079
* Medarex, Inc.	844,000	8,026
* Vertex Pharmaceuticals, Inc.	764,400	7,774
* Cytyc Corp.	308,003	7,715
* Centene Corp.	226,000	7,582
* American Medical Systems Holdings, Inc.	190,700	7,489
* STERIS Corp.	312,400	7,410
* Chiron Corp.	220,000	7,227
* Wellcare Group Inc.	203,695	7,170
* Alkermes, Inc.	563,800	7,143
* Apria Healthcare Group Inc.	217,300	7,127
* Genesis Healthcare Corp.	202,464	7,021
* Community Health Systems, Inc.	235,595	6,828
* NeighborCare Inc.	230,600	6,763
* Gentiva Health Services, Inc.	424,053	6,742
* Connetics Corp.	274,283	6,698
Universal Health Services Class B	153,700	6,615
Perrigo Co.	380,800	6,531
* The Medicines Co.	232,600	6,399
* Shire Pharmaceuticals Group PLC ADR	180,300	6,311
* Neurocrine Biosciences, Inc.	137,756	6,302
* Cell Genesys, Inc.	833,600	5,835
* IntraLase Corp.	252,500	5,808
* Pharmion Corp.	156,900	5,689
* Endo Pharmaceuticals Holdings, Inc.	269,200	5,656
* OSI Pharmaceuticals, Inc.	85,376	5,558
* Kos Pharmaceuticals, Inc.	166,900	5,511
* QLT Inc.	335,600	5,427
* Edwards Lifesciences Corp.	120,800	4,917
* United Surgical Partners International, Inc.	124,500	4,904
* Stericycle, Inc.	94,899	4,881
* Invitrogen Corp.	68,500	4,707
* DJ Orthopedics Inc.	194,848	4,706
* Merit Medical Systems, Inc.	306,190	4,342
* Possis Medical Inc.	369,200	4,242
Diagnostic Products Corp.	83,500	4,239
* ImmunoGen, Inc.	592,000	4,126
* Accredo Health, Inc.	137,500	4,095
* Enzon Pharmaceuticals, Inc.	312,400	4,030
* InterMune Inc.	350,000	3,994
* Per-Se Technologies, Inc.	269,456	3,934
* Digene Corp.	152,137	3,896
* PSS World Medical, Inc.	308,278	3,869
* Haemonetics Corp.	99,300	3,860
* Symmetry Medical Inc.	189,350	3,815
* AmSurg Corp.	143,563	3,791
* WebMD Corp.	500,000	3,775
* Psychiatric Solutions, Inc.	105,300	3,728
* Priority Healthcare Corp. Class B	157,100	3,623
* HealthSouth Corp.	612,800	3,585
* Tanox, Inc.	298,079	3,538
* Amedisys Inc.	116,000	3,492
* King Pharmaceuticals, Inc.	322,300	3,387
* Ligand Pharmaceuticals Inc. Class B	323,898	3,372
* PAR Pharmaceutical Cos. Inc.	85,700	3,248
* SFBC International, Inc.	81,000	3,176
* Nuvelo, Inc.	400,000	3,160
* Bio-Rad Laboratories, Inc. Class A	52,600	3,092
* Regeneron Pharmaceuticals, Inc.	361,900	2,606
* Onyx Pharmaceuticals, Inc.	84,500	2,454
* INAMED Corp.	34,800	2,408
* Axcan Pharma Inc.	124,400	2,331
* Patterson Cos	48,500	2,259
* Noven Pharmaceuticals, Inc.	121,500	2,213
* AtheroGenics, Inc.	105,600	1,959
* Molina Healthcare Inc.	38,800	1,930
Vital Signs, Inc.	47,786	1,919
LCA-Vision Inc.	69,100	1,842
* eResearch Technology, Inc.	141,050	1,732
* Applera Corp.-Celera Genomics Group	123,600	1,640
* Bradley Pharmaceuticals, Inc.	113,100	1,628
* Vicuron Pharmaceuticals Inc.	105,300	1,595
* K-V Pharmaceutical Co. Class A	73,850	1,518
* Laserscope	50,200	1,483
* LabOne, Inc.	43,899	1,473
* Keryx Biopharmaceuticals, Inc.	102,534	1,466
* Hologic, Inc.	36,600	1,307
* RehabCare Group, Inc.	46,200	1,248
* Odyssey Healthcare, Inc.	104,550	1,216
* Alliance Imaging, Inc.	89,600	1,197
* SciClone Pharmaceuticals, Inc.	371,300	1,088
* Immunomedics Inc.	296,400	1,049
* Molecular Devices Corp.	43,194	820
* OraSure Technologies, Inc.	93,200	532
* Dendreon Corp.	67,062	456
* CorVel Corp.	19,000	428

		1,678,237

Integrated Oils (0.2%)
Western Oil Sands Inc.	418,400	14,686
* KCS Energy, Inc.	452,900	6,590

		21,276

Other Energy (4.8%)
* Cal Dive International, Inc.	794,900	34,737
* National-Oilwell, Inc.	741,400	27,343
Patterson-UTI Energy, Inc.	1,145,800	22,286
* Grey Wolf, Inc.	3,975,600	21,071
CARBO Ceramics Inc.	287,900	20,628
IHC Caland NV	326,747	20,619
St. Mary Land & Exploration Co.	400,799	17,238
* TETRA Technologies, Inc.	600,400	16,751
* Grant Prideco, Inc.	809,204	15,860
* FMC Technologies Inc.	371,000	11,364
Patina Oil & Gas Corp.	278,224	10,205
Chesapeake Energy Corp.	546,895	9,609
* Spinnaker Exploration Co.	287,610	9,431
* Superior Energy Services, Inc.	585,125	9,315
Equitable Resources, Inc.	161,500	9,212
Peabody Energy Corp.	107,400	9,102
* Comstock Resources, Inc.	387,200	9,084
* Denbury Resources, Inc.	308,300	9,002
CONSOL Energy, Inc.	207,700	8,763
Premcor, Inc.	167,300	8,030
* Unit Corp.	209,200	7,644
* Whiting Petroleum Corp.	207,000	7,228
* Cimarex Energy Co.	197,900	7,174
* Energy Partners, Ltd.	325,958	7,155
Noble Energy, Inc.	119,300	7,059
Vintage Petroleum, Inc.	288,500	6,985
* Tesoro Petroleum Corp.	218,600	6,960
* Hydrill Co.	127,300	6,365
* Pride International, Inc.	249,100	5,826
Arch Coal, Inc.	155,100	5,669
* Encore Acquisition Co.	151,889	5,665
* Cooper Cameron Corp.	95,100	5,365
* Swift Energy Co.	162,600	4,922
* Plains Exploration & Production Co.	168,100	4,838
ENSCO International, Inc.	131,700	4,508
* Harvest Natural Resources, Inc.	342,600	4,444
Range Resources Corp.	181,600	4,030
* Petroleum Development Corp.	100,900	3,885
* Stone Energy Corp.	90,200	3,861
Massey Energy Co.	98,800	3,747
Pogo Producing Co.	87,700	3,730
Cabot Oil & Gas Corp.	75,600	3,559
* Varco International, Inc.	111,600	3,416
* Capstone Turbine Corp.	1,849,176	3,199
* FuelCell Energy, Inc.	341,500	3,114
* Newfield Exploration Co.	43,000	2,632
Pioneer Natural Resources Co.	57,660	2,214
Penn Virginia Corp.	51,700	2,190
* Oceaneering International, Inc.	52,200	1,989
* Atwood Oceanics, Inc.	30,200	1,842
* Remington Oil & Gas Corp.	61,900	1,811
Helmerich & Payne, Inc.	27,200	1,031
* Calpine Corp.	59,300	197

		443,904

Materials & Processing (5.8%)
Watsco, Inc.	723,100	25,026
Cytec Industries, Inc.	487,900	24,883
* Maverick Tube Corp.	706,400	24,060
The St. Joe Co.	343,200	23,612
Precision Castparts Corp.	320,160	22,507
Fluor Corp.	404,700	21,668
Hughes Supply, Inc.	684,800	20,804
* Pactiv Corp.	930,700	20,671
Steel Dynamics, Inc.	526,800	19,913
* Armor Holdings, Inc.	391,500	17,214
Chicago Bridge & Iron Co. N.V	393,400	14,871
Allegheny Technologies Inc.	585,800	14,059
Minerals Technologies, Inc.	220,600	13,783
Corn Products International, Inc.	454,400	13,341
* Crown Holdings, Inc.	943,300	12,725
Ferro Corp.	607,800	12,053
Georgia Gulf Corp.	215,100	11,000
* Owens-Illinois, Inc.	453,500	10,304
* Ceradyne, Inc.	288,299	9,724
Commercial Metals Co.	330,000	9,537
* URS Corp.	321,000	9,055
* Rogers Corp.	207,953	8,842
* Scotts Co.	130,100	8,842
Eastman Chemical Co.	155,800	8,437
Worthington Industries, Inc.	411,300	8,423
Temple-Inland Inc.	129,200	8,217
Ball Corp.	185,000	7,903
Texas Industries, Inc.	120,800	7,676
Cameco Corp.	216,300	7,430
* Jacobs Engineering Group Inc.	141,600	7,192
* AK Steel Corp.	487,900	7,079
Schnitzer Steel Industries, Inc. Class A	204,200	7,035
Mueller Industries Inc.	215,200	6,822
* NCI Building Systems, Inc.	179,200	6,801
Brookfield Homes Corp.	179,800	6,419
* Mobile Mini, Inc.	187,206	6,404
* W.R. Grace & Co.	533,800	6,048
Carpenter Technology Corp.	88,600	5,428
Forest City Enterprise Class A	89,000	5,158
Bemis Co., Inc.	176,500	5,119
Southern Peru Copper Corp.	108,100	5,090
* Terra Industries, Inc.	584,300	4,704
* Dycom Industries, Inc.	155,600	4,220
Simpson Manufacturing Co.	104,300	3,744
Harsco Corp.	63,850	3,486
Potlatch Corp.	70,100	3,226
Cleveland-Cliffs Inc.	40,600	2,659
Cabot Corp.	75,400	2,639
Silgan Holdings, Inc.	43,775	2,616
* FMC Corp.	53,300	2,515
* GrafTech International Ltd.	294,900	2,400
Ryerson Tull, Inc.	153,900	2,042
* Hexcel Corp.	135,000	1,989
Sonoco Products Co.	75,200	1,952
Airgas, Inc.	82,000	1,929
Louisiana-Pacific Corp.	64,300	1,646
* Neenah Paper Inc.	50,100	1,598
Apogee Enterprises, Inc.	100,484	1,343
* Cabot Microelectronics Corp.	42,900	1,305
MacDermid, Inc.	38,900	1,250
* Graphic Packaging Corp.	165,600	1,113
* Tejon Ranch Co.	17,500	757
* Encore Wire Corp.	45,420	568

		540,876

Producer Durables (7.3%)
Donaldson Co., Inc.	877,500	27,360
Plantronics, Inc.	704,700	26,222
* United Defense Industries Inc.	525,800	25,202
Tektronix, Inc.	806,000	23,229
Garmin Ltd.	385,100	21,181
* Meritage Corp.	314,600	20,339
* NVR, Inc.	25,500	20,177
Pentair, Inc.	452,700	20,064
* Toll Brothers, Inc.	247,500	19,322
* Hovnanian Enterprises Inc. Class A	365,100	19,073
Ryland Group, Inc.	270,200	17,528
Joy Global Inc.	610,200	17,043
MDC Holdings, Inc.	224,549	16,347
* AGCO Corp.	761,100	15,625
* Mettler-Toledo International Inc.	304,599	15,279
* Moog Inc.	345,050	15,006
* Rayovac Corp.	392,200	14,735
Cummins Inc.	167,600	13,017
* Symmetricom Inc.	1,320,000	12,844
* Esterline Technologies Corp.	397,300	11,923
Bucyrus International, Inc.	321,400	11,795
Engineered Support Systems, Inc.	200,500	11,631
* Varian Semiconductor Equipment Associates, Inc.	335,450	11,499
* MKS Instruments, Inc.	718,700	11,248
Graco, Inc.	312,625	11,145
* Paxar Corp.	431,600	10,294
KB HOME	84,600	9,192
* Polycom, Inc.	514,100	8,884
* LAM Research Corp.	318,950	8,535
Beazer Homes USA, Inc.	57,000	8,465
Standard Pacific Corp.	124,300	8,270
* Arris Group Inc.	1,215,375	7,523
* BE Aerospace, Inc.	665,745	7,183
Mine Safety Appliances Co.	141,600	6,933
* Metrologic Instruments, Inc.	335,500	6,876
Kennametal, Inc.	137,200	6,715
* ESCO Technologies Inc.	93,300	6,700
United Industrial Corp.	188,400	6,370
* Orbital Sciences Corp.	584,900	5,943
* Zygo Corp.	540,200	5,899
* Imagistics International Inc.	164,099	5,620
Briggs & Stratton Corp.	143,100	5,551
Lincoln Electric Holdings, Inc.	172,400	5,543
* Crown Castle International Corp.	327,000	5,363
* Littelfuse, Inc.	160,800	5,118
* Dionex Corp.	84,700	5,013
* Actuant Corp.	94,700	4,948
* Photronics Inc.	324,869	4,873
* Alliant Techsystems, Inc.	69,700	4,641
Herman Miller, Inc.	173,300	4,631
CTS Corp.	342,500	4,559
* Brooks Automation, Inc.	295,625	4,520
* Viisage Technology, Inc.	600,000	4,278
* Headwaters Inc.	130,500	4,150
* Mattson Technology, Inc.	461,500	3,824
Ametek, Inc.	93,400	3,568
* William Lyon Homes, Inc.	43,500	3,527
Molex, Inc.	122,200	3,510
* Ultratech, Inc.	231,499	3,429
IDEX Corp.	88,575	3,415
Lindsay Manufacturing Co.	141,650	3,218
* Palm Harbor Homes, Inc.	210,000	3,060
* Rudolph Technologies, Inc.	180,000	2,835
Roper Industries Inc.	46,700	2,711
* Taser International Inc.	148,200	2,665
Applied Signal Technology, Inc.	89,100	2,626
* Champion Enterprises, Inc.	206,525	2,228
Steelcase Inc.	163,600	2,228
* General Cable Corp.	178,200	2,151
Keithley Instruments Inc.	123,400	2,105
Curtiss-Wright Corp.	41,000	2,099
The Manitowoc Co., Inc.	57,200	2,082
* Astec Industries, Inc.	111,649	1,929
Cognex Corp.	73,600	1,922
The Middleby Corp.	35,100	1,768
Levitt Corp. Class A	50,800	1,494
* Thomas & Betts Corp.	46,200	1,350
* Cymer, Inc.	48,700	1,292
Applied Industrial Technology, Inc.	43,800	1,268
C & D Technologies, Inc.	80,900	1,229
* Andrew Corp.	87,000	1,136
* Technitrol, Inc.	53,000	940
* Entegris Inc.	64,700	575
* Optical Cable Corp. Warrants Exp. 10/24/2007	8,891	1

		677,609

Technology (16.1%)
* TIBCO Software Inc.	3,506,125	38,532
* Hyperion Solutions Corp.	723,961	34,779
Acxiom Corp.	1,504,700	34,728
* Ingram Micro, Inc. Class A	1,702,225	31,457
* Hutchinson Technology, Inc.	820,800	28,974
Harris Corp.	422,000	27,333
* Digital River, Inc.	684,800	26,783
* CACI International, Inc.	500,100	26,080
* Brocade Communications Systems, Inc.	4,099,850	25,419
* Tessera Technologies, Inc.	646,845	25,162
* F5 Networks, Inc.	510,897	24,492
* Western Digital Corp.	2,081,000	22,412
* Sapient Corp.	2,794,300	22,019
* Cognizant Technology Solutions Corp.	550,497	20,864
* Foundry Networks, Inc.	2,021,200	20,778
* Avid Technology, Inc.	323,533	20,399
* Amphenol Corp.	517,840	20,367
* Digitas Inc.	1,920,968	20,055
* Benchmark Electronics, Inc.	616,350	19,705
* Cree, Inc.	798,900	19,198
* Red Hat, Inc.	1,731,200	18,784
* Comverse Technology, Inc.	827,815	18,502
* Trimble Navigation Ltd.	519,825	18,485
* Openwave Systems Inc.	1,215,242	16,552
* Agere Systems Inc. Class A	11,480,800	16,532
* ON Semiconductor Corp.	4,442,897	16,261
Symbol Technologies, Inc.	886,900	16,230
* WebEx Communications, Inc.	798,500	16,050
* Websense, Inc.	285,200	15,315
* International Rectifier Corp.	391,025	15,309
* Anteon International Corp.	443,125	15,208
* Maxtor Corp.	3,191,000	15,094
* Silicon Image, Inc.	1,219,850	14,528
* McAfee Inc.	542,260	14,017
* RSA Security Inc.	793,200	13,968
* Microsemi Corp.	891,287	13,753
* Electronics for Imaging, Inc.	806,800	13,716
* Solectron Corp.	2,759,310	13,714
* Parametric Technology Corp.	2,314,268	13,191
* ScanSource, Inc.	201,425	12,946
* SeaChange International, Inc.	786,902	12,921
PerkinElmer, Inc.	553,900	12,734
* Trident Microsystems, Inc.	700,000	12,600
* OmniVision Technologies, Inc.	773,200	12,549
* Extreme Networks, Inc.	1,953,900	12,505
* SpectraSite, Inc.	212,275	12,439
Autodesk, Inc.	405,380	11,906
* Internet Security Systems, Inc.	532,500	11,901
* PalmOne, Inc.	459,600	11,892
* Ariba, Inc.	851,025	11,812
* QLogic Corp.	304,100	11,641
* Witness Systems, Inc.	650,000	11,577
* j2 Global Communications, Inc.	350,900	11,397
* Cray Inc.	2,958,900	11,392
* FormFactor Inc.	496,800	11,312
* Skyworks Solutions, Inc.	1,468,300	11,144
* SigmaTel Inc.	281,500	11,094
* MICROS Systems, Inc.	156,700	10,953
* Synaptics Inc.	277,000	10,268
* Cadence Design Systems, Inc.	770,000	10,264
* Epicor Software Corp.	746,701	10,073
* ANSYS, Inc.	305,632	9,872
* @ Road, Inc.	1,684,800	9,839
Reynolds & Reynolds Class A	342,800	9,348
* NICE-Systems Ltd.	304,615	9,236
* MEMC Electronic Materials, Inc.	741,226	9,117
* Transaction Systems Architects, Inc.	415,200	8,819
* Wind River Systems Inc.	689,100	8,648
SS&C Technologies, Inc.	395,000	8,639
* Cypress Semiconductor Corp.	734,180	8,370
Applera Corp.-Applied Biosystems Group	400,000	8,020
* Ulticom, Inc.	578,700	7,986
* E.piphany Inc.	1,820,200	7,809
* Macromedia, Inc.	226,700	7,762
* Ixia	500,000	7,760
* CIENA Corp.	3,000,000	7,650
* Concur Technologies, Inc.	950,000	7,591
* Kanbay International Inc.	281,350	7,582
* Essex Corp.	413,600	7,350
* Agile Software Corp.	979,100	7,157
* Avocent Corp.	193,667	7,071
* Atheros Communications	650,000	7,020
* UNOVA, Inc.	303,600	7,001
* Ditech Communications Corp.	518,981	6,902
* The TriZetto Group, Inc.	792,000	6,859
* (1)Hifn, Inc.	815,500	6,712
* SERENA Software, Inc.	301,800	6,489
* Perot Systems Corp.	400,366	5,905
* FLIR Systems, Inc.	96,300	5,869
* Akamai Technologies, Inc.	427,538	5,601
* Tellabs, Inc.	755,100	5,376
* MicroStrategy Inc.	72,168	5,247
* Komag, Inc.	268,928	5,225
* Coherent, Inc.	173,700	5,211
* Universal Display Corp.	679,900	5,126
* Aeroflex, Inc.	532,738	5,125
* InterVoice, Inc.	427,500	5,074
* Ascential Software Corp.	352,727	5,048
* Aspect Communications Corp.	449,600	5,018
* NCR Corp.	145,500	4,973
* CommScope, Inc.	328,300	4,934
* Novatel Wireless, Inc.	408,800	4,885
* DSP Group Inc.	189,600	4,704
* Macrovision Corp.	200,100	4,668
* SafeNet, Inc.	137,495	4,667
National Semiconductor Corp.	271,115	4,590
* TTM Technologies, Inc.	487,700	4,584
* Keane, Inc.	350,500	4,581
* Citrix Systems, Inc.	209,190	4,487
* Progress Software Corp.	198,370	4,273
* Stratex Networks, Inc.	1,850,600	4,219
* Cirrus Logic, Inc.	910,285	4,178
* Westell Technologies, Inc.	547,099	4,144
* Quest Software, Inc.	289,975	4,118
* Sycamore Networks, Inc.	1,149,300	3,977
* Dendrite International, Inc.	199,500	3,609
* Mercury Interactive Corp.	81,815	3,581
Anixter International Inc.	106,500	3,560
* SRA International, Inc.	62,900	3,493
Microchip Technology, Inc.	130,485	3,399
* Multi-Fineline Electronix, Inc.	206,588	3,367
* Zebra Technologies Corp. Class A	64,602	3,290
* ManTech International Corp.	150,900	3,252
* Jabil Circuit, Inc.	136,710	3,222
* Tyler Technologies, Inc.	395,400	3,025
* The Titan Corp.	174,000	2,923
* Anaren, Inc.	230,700	2,761
* Semtech Corp.	141,500	2,601
* PalmSource, Inc.	245,066	2,534
* Standard Microsystem Corp.	155,700	2,468
* Avnet, Inc.	134,900	2,417
* Marvell Technology Group Ltd.	71,930	2,406
* Varian, Inc.	53,700	2,144
* Integrated Device Technology Inc.	182,325	2,141
* Tekelec	116,500	2,126
* Net2Phone, Inc.	851,000	2,119
* MSC Software Corp.	203,800	2,101
* Daktronics, Inc.	80,948	2,017
* Innovative Solutions and Support, Inc.	67,500	1,928
* SPSS, Inc.	117,200	1,869
* Micrel, Inc.	216,000	1,866
* ViaSat, Inc.	79,800	1,776
BEI Technologies, Inc.	60,272	1,699
* Rambus Inc.	92,500	1,669
* Herley Industries Inc.	81,700	1,611
EDO Corp.	50,300	1,607
* RF Micro Devices, Inc.	271,900	1,487
* Gartner, Inc. Class A	125,500	1,418
* SanDisk Corp.	56,500	1,396
Inter-Tel, Inc.	51,100	1,354
* Verity, Inc.	108,100	1,305
* Audible, Inc.	45,700	1,274
* Arrow Electronics, Inc.	50,800	1,199
* ESS Technology, Inc.	196,400	1,188
QAD Inc.	133,417	1,102
* Siliconix, Inc.	34,207	1,035
* Pixelworks, Inc.	101,809	956
ADTRAN Inc.	52,500	940
* Excel Technology, Inc.	40,400	937
* Jupitermedia Corp.	48,900	900
* Integrated Circuit Systems, Inc.	44,200	840
* Pegasystems Inc.	80,199	543
* Blackboard Inc.	23,600	422
* DRS Technologies, Inc.	8,800	357

		1,501,715

Utilities (2.3%)
* Nextel Partners, Inc.	3,397,000	67,566
Western Gas Resources, Inc.	630,200	19,190
* UbiquiTel Inc.	2,622,200	18,329
* Western Wireless Corp. Class A	418,600	15,815
* Southwestern Energy Co.	302,401	15,513
* General Communication, Inc.	1,513,900	15,109
* Philippine Long Distance Telephone Co. ADR	578,800	15,049
Energen Corp.	143,400	8,409
* Premire Global Services, Inc.	630,941	6,202
* NII Holdings Inc.	108,200	5,821
* Commonwealth Telephone Enterprises, Inc.	119,639	5,724
* Primus Telecommunications Group, Inc.	2,042,268	4,697
* Mediacom Communications Corp.	736,344	4,403
Questar Corp.	86,200	4,379
SCANA Corp.	64,700	2,527
* USA Mobility, Inc.	70,500	2,506
* Intrado Inc.	170,536	2,292
* Cincinnati Bell Inc.	358,000	1,522
DPL Inc.	51,700	1,344
* IDT Corp.	55,200	786

		217,183

Other (0.5%)
Brunswick Corp.	679,100	31,320
Walter Industries, Inc.	199,153	6,974
* McDermott International, Inc.	214,400	3,964
Lancaster Colony Corp.	92,900	3,931

		46,189

TOTAL COMMON STOCKS
(Cost $7,365,790)		8,625,965

TEMPORARY INVESTMENTS (10.3%)

Exchange-Traded Funds (2.5%)
Vanguard Index Participation Equity Receipts
Small Cap	3,611,600	194,412
Small Cap Growth	755,800	39,339

		233,751

Money Market Fund (6.9%)
Vanguard Market Liquidity Fund, 2.36%**	647,685,256	647,685

		881,436

	Face
	Amount
	(000)

Repurchase Agreement (0.6%)
JP Morgan Securities Inc.
2.50%, 2/01/2005	$54,100	54,100
(Dated 1/31/2005,
Repurchase Value $54,104,000
collateralized by Federal National Mortgage Assn
4.5%-7.0%, 11/01/2017-1/01/2035)

U.S. Government and Agency Obligations (0.3%)
Federal Home Loan Bank†
2.55%, 4/20/2005	21,000	20,881
U.S. Treasury Bill
1.87%, 3/24/2005	3,250	3,240

TOTAL TEMPORARY INVESTMENTS
(2) (Cost $726,092)		959,657

TOTAL INVESTMENTS (102.7%)
(Cost $8,091,882)		9,585,622

OTHER ASSETS AND LIABILITIES-NET (-2.7%)		(252,258)

NET ASSETS (100%)		$9,333,364

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $15,709,000.
(2)Security segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $8,091,882,000. Net unrealized apreciation of investment securities for tax purposes was $1,493,740,000, consisting of unrealized gains of $1,838,241,000 on securities that had risen in value since their purchase and $344,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 97.5% and 5.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long Contract	Value	(Depreciation)

Russell 2000 Index	382	$119,442	$(3,320)
NASDAQ 100	390	59,436	(4,235)
E-mini Russell 2000 Index	712	44,525	(1,517)
E-mini NASDAQ 100	320	9,754	(702)
S&P MidCap 400 Index	15	4,853	6
S&P 500 Index	10	2,954	(47)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
	October 31, 2004		Proceeds from		January 31, 2005
	Market	Purchases at	Securities	Dividend	Market
SECURITY NAME	Value	Cost	Sold	Income	Value

Hifn, Inc.	n/a*	$6,785	$—	$—	$6,712
Hollywood Media Corp.	$6,570	—			8,997

	$6,570			—	$15,709

*At October 31, 2004, the security was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.